[Transamerica Life Insurance Company Letterhead]

March 14, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA F

File No. 811-10411, CIK 0001114800

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Federated Insurance Series, Liberty Variable Investment Trust, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Putnam Variable Trust, Variable Insurance Products Fund; Variable Insurance Products Fund II and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On February 27, 2003, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 4, 2003, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On February 26, 2003, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On March 4, 2003, Liberty Variable Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000898445);

•	On February 14, 2003, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

March 14, 2003

•	On February 28, 2003 and March 3, 2003, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 27, 2003, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671);

•	On February 28, 2003, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);

•	On February 28, 2003, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); and

•	On March 3, 2003, Wanger Advisors Trust filed its annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp

Division General Counsel

Financial Markets Division